Tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax [Line Items]
Taxes payable (in Brazil Real)	R$ 20,491
Income tax rate	30.00%
Guiabolso [Member]
Tax [Line Items]
Income tax rate	34.00%
Crednovo [Member]
Tax [Line Items]
Income tax rate	40.00%
Brazil [Member]
Tax [Line Items]
Income tax rate	25.00%
Financial Entities [Member]
Tax [Line Items]
Income tax rate	20.00%
Non-Financial Entities [Member]
Tax [Line Items]
Income tax rate	9.00%